Investment in Term Loans - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended
	Jul. 31, 2010 SecurityLoan Vessel	Dec. 31, 2014	Dec. 31, 2013	May 31, 2014 Subsidiary	Mar. 21, 2014
Net Investment Income [Line Items]
Total amount of the term loan including costs of acquisition	$ 115,600,000	$ (1,179,000)	$ 9,120,000
Number of term loans invested	2
Number of 2010-built VLCCs collateralized for loans	2
Interest rate on term loan	9.00%
Investment yield	10.00%
Investment, Interest Rate Reflects Current Yield Flag	true
Term loan, collateral amount		0	136,061,000
Fair Value Asset/(Liability) [Member] | Collateral [Member]
Net Investment Income [Line Items]
Term loan, collateral amount					144,000,000
Accrued Interest					$ 9,100,000
Tanker Investments Ltd [Member]
Net Investment Income [Line Items]
Number of subsidiaries sold				2
Tanker Investments Ltd [Member] | Subsidiary One [Member]
Net Investment Income [Line Items]
Number of vessels sold				1
Tanker Investments Ltd [Member] | Subsidiary Two [Member]
Net Investment Income [Line Items]
Number of vessels sold				1